Subsequent Events - Summarized Results of Operations for Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended							12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Income/(loss) from discontinued operations, net of tax	$ (7)	$ 20	$ 3	$ 14	$ (3)	$ 16	$ 13	$ 30	$ 26	$ (13)
Subsequent Event
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Revenues								205	204	199
Operating loss								72	68	31
Interest expense								(23)	(28)	(41)
Income/(loss) from operations before income taxes								49	40	(10)
(Provision)/benefit for income taxes								(18)	(16)	1
Income/(loss) from operations								31	24	(9)
Gain/(loss) on sale, net of tax									1	(5)
Net (loss)/income attributable to noncontrolling interests								(1)	1	1
Income/(loss) from discontinued operations, net of tax								$ 30	$ 26	$ (13)